Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Share Capital [member]	Other Reserves [member]	Stock Options [member]	Legal [member]	Business growth reserve [member]	Treasury Shares [member]	Retained earnings [member]	Governmental subsidy reserve [member]	Appropriated earnings [member]	Other comprehensive income [member]	Controlling Shareholders [member]	Non-controlling interest [member]	Total
Beginning balance at Dec. 31, 2018	R$ 6,825	R$ 7	R$ 406	R$ 517	R$ 2,504	R$ (7)	R$ (10)	R$ 58		R$ (66)	R$ 10,234	R$ 2,925	R$ 13,159
Beginning balance at Dec. 31, 2018	6,825	7	406	517	2,504	(7)	(10)	58		(66)	10,234	2,925	13,159
Other comprehensive income:
Net income for the year									790		790	46	836
Foreign currency translation										151	151	63	214
Fair value of trade receivable										(5)	(5)	(10)	(15)
Income taxes related to other comprehensive income										6	6	10	16
Cash flow hedge										5	5		5
Other comprehensive income										(2)	(2)		(2)
Comprehensive income for the year									790	155	945	109	836
Capital increase (Note 25)	32										32		32
Share-based expenses			29								29		29
Share-based expenses - subsidiaries			5								5	4	9
Appropriation of net income to legal reserve				39					(39)
Mandatory dividends (note 25.3)									156		156	38	194
Interest on own capital					(137)				(37)		(174)		(174)
Transfer to expansion reserve					549				(549)
Proposed dividends									(156)		(156)	(38)	(194)
Hyperinflation adjustment on foreign investments							29				29	1	30
Transactions with non-controlling interests							(13)		(4)		(17)	342	325
Non-controlling interest on Exito												2,556	2,556
Sale of Via Varejo									(5)	18	13	(3,291)	(3,278)
Ending balance at Dec. 31, 2019	6,857	7	440	556	2,916	(7)	6	58		107	10,940	2,608	13,548
Other comprehensive income:
Net income for the year									2,179		2,179	147	2,326
Foreign currency translation									(16)	1,570	1,554	591	2,145
Fair value of trade receivable										1	1		1
Income taxes related to other comprehensive income										3	3		3
Cash flow hedge										15	15	2	17
Other comprehensive income										(4)	(4)		(4)
Comprehensive income for the year									2,163	1,585	3,748	740	2,326
Capital increase (Note 25)	9										9		9
Capital reduction (note 1.1)	(1,216)	(7)	(209)								(1,432)		(1,432)
Stock options granted			26								26		26
Stock options granted to subsidiaries (note 25)			6								6		6
Appropriation of net income to legal reserve				109					(109)
Appropriation of net income to other reserves					1,528			9	(1,537)
Mandatory dividends (note 25.3)									(515)		(515)		(515)
Dividends paid to non-controlling interests (Note 25.4)												(143)	(143)
Subsidiary PUT valuation Disco (note 19.3)												(102)	(102)
Proposed dividends									515		515		515
Hyperinflation adjustment on foreign investments							220				220	5	225
Fair value exchange of assets with subsidiary (note 1.1)							694				694		694
Others							1		(2)		(1)	4	3
Ending balance at Dec. 31, 2020	R$ 5,650		R$ 263	R$ 665	R$ 4,444	R$ (7)	R$ 921	R$ 67		R$ 1,692	R$ 13,695	R$ 3,112	R$ 16,807